Consolidated Statements Of Changes In Equity (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Capital Reserve [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 345	$ 182,203	$ 2,166	$ 399	$ (33,185)	$ 678	$ 152,606
Balance, shares at Dec. 31, 2009	29,370,972
Change during the year
Net profit (loss)					8,478	(290)	8,188
Net change in respect of available for sale securities				(304)			(304)
Exercise of stock options	5	4,214					4,219
Exercise of stock options, shares	458,305
Stock based compensation		8,482					8,482
Change in non-controlling interest			(115)			(288)	(403)
Balance at Dec. 31, 2010	350	194,899	2,051	95	(24,707)	100	172,788
Balance, shares at Dec. 31, 2010	29,829,277
Change during the year
Net profit (loss)					11,978	191	12,169
Net change in respect of available for sale securities				(980)			(980)
Exercise of equity awards	9	6,576					6,585
Exercise of equity awards, shares	619,561
Stock based compensation		7,363					7,363
Balance at Dec. 31, 2011	359	208,838	2,051	(885)	(12,729)	291	197,925
Balance, shares at Dec. 31, 2011	30,448,838
Change during the year
Net profit (loss)					14,350	(93)	14,257
Net change in respect of available for sale securities				1,151			1,151
Exercise of equity awards	8	4,107					4,115
Exercise of equity awards, shares	632,038
Stock based compensation		6,158					6,158
Change in non-controlling interest			(460)			(198)	(658)
Balance at Dec. 31, 2012	$ 367	$ 219,103	$ 1,591	$ 266	$ 1,621		$ 222,948
Balance, shares at Dec. 31, 2012	31,080,876